Basis of measurement - Non-controlling interests (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	R$ 1,749,696,000	R$ 1,440,224,000
Current liabilities	978,483,000	803,022,000
Non-current assets	4,050,586,000	2,868,948,000
Non-current liabilities	3,005,302,000	2,149,353,000
Non-controlling interests	366,927,000	283,738,000
Revenue	3,248,442,000	2,589,960,000	R$ 1,684,896,000
Cost of sales	(2,769,665,000)	(2,090,482,000)	(1,337,749,000)
Gross profit	478,777,000	499,478,000	347,147,000
Selling, general and administrative expense	(32,291,000)	(28,385,000)	(26,553,000)
Other operating income (expense)	39,283,000	(110,710,000)	12,537,000
Profit (loss) from operating activities	485,769,000	360,383,000	336,759,000
Finance costs	(592,899,000)	(294,827,000)	(113,541,000)
Finance income	233,911,000	43,485,000	9,567,000
Finance income (cost)	(358,988,000)	(251,342,000)	(103,974,000)
Profit (loss) before tax	126,781,000	109,041,000	232,785,000
Tax expense (income)	68,022,000	91,865,000	44,910,000
Profit (loss)	58,759,000	17,176,000	187,875,000
Profit (loss), attributable to owners of parent	(20,556,000)	(62,477,000)	161,493,000
Profit (loss), attributable to non-controlling interests	79,315,000	79,653,000	26,382,000
Non-controlling interests
Disclosure of subsidiaries [line items]
Profit (loss)	79,315,000	R$ 79,653,000	R$ 26,382,000
Non-controlling interests | Ambipar Response Espírito Santo S.A.
Disclosure of subsidiaries [line items]
Current assets	157,034,000
Current liabilities	(149,863,000)
Current assets (liabilities)	7,171,000
Non-current assets	262,628,000
Non-current liabilities	(158,188,000)
Non-current Assets Liabilities	104,440,000
Assets (liabilities)	111,611,000
Net assets controlling	111,611,000
Net assets non-controlling	0
Others adjustment from non-controlling	6,618,000
Revenue	359,946,000
Cost of sales	(303,359,000)
Gross profit	56,587,000
Selling, general and administrative expense	0
Other expense	(667,000)
Operating expense	667,000
Profit (loss) from operating activities	57,254,000
Finance costs	(30,681,000)
Finance income	1,368,000
Finance income (cost)	(29,313,000)
Profit (loss) before tax	27,941,000
Tax expense (income)	(9,693,000)
Profit (loss)	18,248,000
Profit (loss), attributable to owners of parent	10,834,000
Profit (loss), attributable to non-controlling interests	R$ 7,414,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 37,071,000
Current liabilities	(26,273,000)
Current assets (liabilities)	10,798,000
Non-current assets	93,831,000
Non-current liabilities	(15,942,000)
Non-current Assets Liabilities	77,889,000
Assets (liabilities)	88,687,000
Net assets controlling	88,687,000
Net assets non-controlling	0
Others adjustment from non-controlling	18,307,000
Revenue	101,136,000
Cost of sales	(78,354,000)
Gross profit	22,782,000
Selling, general and administrative expense	0
Other expense	(15,140,000)
Operating expense	15,140,000
Profit (loss) from operating activities	37,922,000
Finance costs	(2,297,000)
Finance income	3,481,000
Finance income (cost)	1,184,000
Profit (loss) before tax	39,106,000
Tax expense (income)	(7,858,000)
Profit (loss)	31,248,000
Profit (loss), attributable to owners of parent	15,936,000
Profit (loss), attributable to non-controlling interests	R$ 15,312,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 67,557,000
Current liabilities	(85,007,000)
Current assets (liabilities)	(17,450,000)
Non-current assets	204,891,000
Non-current liabilities	(55,909,000)
Non-current Assets Liabilities	148,982,000
Assets (liabilities)	131,532,000
Net assets controlling	131,532,000
Net assets non-controlling	0
Others adjustment from non-controlling	16,511,000
Revenue	206,147,000
Cost of sales	(129,042,000)
Gross profit	77,105,000
Selling, general and administrative expense	0
Other expense	(74,000)
Operating expense	74,000
Profit (loss) from operating activities	77,179,000
Finance costs	(11,077,000)
Finance income	924,000
Finance income (cost)	(10,153,000)
Profit (loss) before tax	67,026,000
Tax expense (income)	(21,910,000)
Profit (loss)	45,116,000
Profit (loss), attributable to owners of parent	23,009,000
Profit (loss), attributable to non-controlling interests	R$ 22,107,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | RG Response S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 7,072,000
Current liabilities	(3,398,000)
Current assets (liabilities)	3,674,000
Non-current assets	9,849,000
Non-current liabilities	(5,150,000)
Non-current Assets Liabilities	4,699,000
Assets (liabilities)	8,373,000
Net assets controlling	8,373,000
Net assets non-controlling	0
Others adjustment from non-controlling	678,000
Revenue	13,873,000
Cost of sales	(11,076,000)
Gross profit	2,797,000
Selling, general and administrative expense	0
Other expense	(360,000)
Operating expense	360,000
Profit (loss) from operating activities	3,157,000
Finance costs	(526,000)
Finance income	26,000
Finance income (cost)	(500,000)
Profit (loss) before tax	2,657,000
Tax expense (income)	(477,000)
Profit (loss)	2,180,000
Profit (loss), attributable to owners of parent	1,285,000
Profit (loss), attributable to non-controlling interests	R$ 895,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Response Tank Cleaning S/A
Disclosure of subsidiaries [line items]
Current assets	R$ 34,155,000
Current liabilities	(10,074,000)
Current assets (liabilities)	24,081,000
Non-current assets	146,741,000
Non-current liabilities	(39,979,000)
Non-current Assets Liabilities	106,762,000
Assets (liabilities)	130,843,000
Net assets controlling	130,843,000
Net assets non-controlling	0
Others adjustment from non-controlling	20,622,000
Revenue	74,800,000
Cost of sales	(62,515,000)
Gross profit	12,285,000
Selling, general and administrative expense	0
Other expense	(53,590,000)
Operating expense	53,590,000
Profit (loss) from operating activities	65,875,000
Finance costs	(1,540,000)
Finance income	368,000
Finance income (cost)	(1,172,000)
Profit (loss) before tax	64,703,000
Tax expense (income)	(8,584,000)
Profit (loss)	56,119,000
Profit (loss), attributable to owners of parent	28,622,000
Profit (loss), attributable to non-controlling interests	R$ 27,497,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | JM Serviços Integrados SA [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 25,967,000
Current liabilities	(27,489,000)
Current assets (liabilities)	(1,522,000)
Non-current assets	47,482,000
Non-current liabilities	(25,464,000)
Non-current Assets Liabilities	22,018,000
Assets (liabilities)	20,496,000
Net assets controlling	20,496,000
Net assets non-controlling	0
Others adjustment from non-controlling	209,000
Revenue	69,414,000
Cost of sales	(61,906,000)
Gross profit	7,508,000
Selling, general and administrative expense	0
Other expense	(214,000)
Operating expense	214,000
Profit (loss) from operating activities	7,722,000
Finance costs	(5,623,000)
Finance income	1,460,000
Finance income (cost)	(4,163,000)
Profit (loss) before tax	3,559,000
Tax expense (income)	4,204,000
Profit (loss)	7,763,000
Profit (loss), attributable to owners of parent	5,434,000
Profit (loss), attributable to non-controlling interests	R$ 2,329,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ambipar Response Marine S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 7,307,000
Current liabilities	(5,571,000)
Current assets (liabilities)	1,736,000
Non-current assets	8,847,000
Non-current liabilities	(253,000)
Non-current Assets Liabilities	8,594,000
Assets (liabilities)	10,330,000
Net assets controlling	10,330,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	(703,000)
Revenue	1,265,000
Cost of sales	(13,303,000)
Gross profit	(12,038,000)
Selling, general and administrative expense	0
Other expense	(631,000)
Operating expense	631,000
Profit (loss) from operating activities	(11,407,000)
Finance costs	(253,000)
Finance income	175,000
Finance income (cost)	(78,000)
Profit (loss) before tax	(11,485,000)
Tax expense (income)	(623,000)
Profit (loss)	(12,108,000)
Profit (loss), attributable to owners of parent	(12,808,000)
Profit (loss), attributable to non-controlling interests	R$ 700,000
Proportion of ownership interests held by non-controlling interests	10.00%
Non-controlling interests | Ambipar Response Industrial Services S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 22,186,000
Current liabilities	(12,652,000)
Current assets (liabilities)	9,534,000
Non-current assets	6,554,000
Non-current liabilities	(1,502,000)
Non-current Assets Liabilities	5,052,000
Assets (liabilities)	14,586,000
Net assets controlling	14,586,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	4,229,000
Revenue	77,763,000
Cost of sales	(60,175,000)
Gross profit	17,588,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	17,588,000
Finance costs	(226,000)
Finance income	21,000
Finance income (cost)	(205,000)
Profit (loss) before tax	17,383,000
Tax expense (income)	(5,876,000)
Profit (loss)	11,507,000
Profit (loss), attributable to owners of parent	5,869,000
Profit (loss), attributable to non-controlling interests	R$ 5,638,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Response Industrial Services Canada [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 152,654,000
Current liabilities	(83,555,000)
Current assets (liabilities)	69,099,000
Non-current assets	458,866,000
Non-current liabilities	(100,483,000)
Non-current Assets Liabilities	358,383,000
Assets (liabilities)	427,482,000
Net assets controlling	427,482,000
Net assets non-controlling	0
Others adjustment from non-controlling	15,867,000
Revenue	204,713,000
Cost of sales	(210,241,000)
Gross profit	(5,528,000)
Selling, general and administrative expense	0
Other expense	(3,899,000)
Operating expense	3,899,000
Profit (loss) from operating activities	(1,629,000)
Finance costs	(7,640,000)
Finance income	0
Finance income (cost)	(7,640,000)
Profit (loss) before tax	(9,269,000)
Tax expense (income)	(3,768,000)
Profit (loss)	(13,037,000)
Profit (loss), attributable to owners of parent	(9,123,000)
Profit (loss), attributable to non-controlling interests	R$ (3,914,000)
Proportion of ownership interests held by non-controlling interests	30.02%
Non-controlling interests | Unidroid Robotica Do Brasil Ltda
Disclosure of subsidiaries [line items]
Current assets	R$ 6,683,000
Current liabilities	(3,063,000)
Current assets (liabilities)	3,620,000
Non-current assets	787,000
Non-current liabilities	(240,000)
Non-current Assets Liabilities	547,000
Assets (liabilities)	4,167,000
Net assets controlling	4,167,000
Net assets non-controlling	0
Others adjustment from non-controlling	907,000
Revenue	5,963,000
Cost of sales	(3,651,000)
Gross profit	2,312,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	2,312,000
Finance costs	(56,000)
Finance income	14,000
Finance income (cost)	(42,000)
Profit (loss) before tax	2,270,000
Tax expense (income)	(62,000)
Profit (loss)	2,208,000
Profit (loss), attributable to owners of parent	1,126,000
Profit (loss), attributable to non-controlling interests	R$ 1,082,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Response Maritime Services PDA S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 2,136,000
Current liabilities	(1,179,000)
Current assets (liabilities)	957,000
Non-current assets	2,122,000
Non-current liabilities	(110,000)
Non-current Assets Liabilities	2,012,000
Assets (liabilities)	2,969,000
Net assets controlling	2,969,000
Net assets non-controlling	0
Others adjustment from non-controlling	320,000
Revenue	5,050,000
Cost of sales	(3,720,000)
Gross profit	1,330,000
Selling, general and administrative expense	0
Other expense	(15,000)
Operating expense	15,000
Profit (loss) from operating activities	1,345,000
Finance costs	(42,000)
Finance income	47,000
Finance income (cost)	5,000
Profit (loss) before tax	1,350,000
Tax expense (income)	(301,000)
Profit (loss)	1,049,000
Profit (loss), attributable to owners of parent	629,000
Profit (loss), attributable to non-controlling interests	R$ 420,000
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests | Smr Socorro Médico E Resgate Ltda
Disclosure of subsidiaries [line items]
Current assets	R$ 9,464,000
Current liabilities	(7,875,000)
Current assets (liabilities)	1,589,000
Non-current assets	31,186,000
Non-current liabilities	(20,445,000)
Non-current Assets Liabilities	10,741,000
Assets (liabilities)	12,330,000
Net assets controlling	12,330,000
Net assets non-controlling	0
Others adjustment from non-controlling	(18,000)
Revenue	79,587,000
Cost of sales	(74,663,000)
Gross profit	4,924,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	4,924,000
Finance costs	(1,498,000)
Finance income	111,000
Finance income (cost)	(1,387,000)
Profit (loss) before tax	3,537,000
Tax expense (income)	(2,553,000)
Profit (loss)	702,000
Profit (loss), attributable to owners of parent	689,000
Profit (loss), attributable to non-controlling interests	R$ 295,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 6,510,000
Current liabilities	(9,855,000)
Current assets (liabilities)	(3,345,000)
Non-current assets	25,299,000
Non-current liabilities	(14,536,000)
Non-current Assets Liabilities	10,763,000
Assets (liabilities)	7,418,000
Net assets controlling	7,418,000
Net assets non-controlling	0
Others adjustment from non-controlling	(51,000)
Revenue	45,721,000
Cost of sales	(43,154,000)
Gross profit	2,567,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	2,567,000
Finance costs	(2,088,000)
Finance income	4,000
Finance income (cost)	(2,084,000)
Profit (loss) before tax	483,000
Tax expense (income)	(1,152,000)
Profit (loss)	(669,000)
Profit (loss), attributable to owners of parent	(468,000)
Profit (loss), attributable to non-controlling interests	R$ (201,000)
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 3,449,000
Current liabilities	(5,318,000)
Current assets (liabilities)	(1,869,000)
Non-current assets	12,462,000
Non-current liabilities	(10,732,000)
Non-current Assets Liabilities	1,730,000
Assets (liabilities)	(139,000)
Net assets controlling	(139,000)
Net assets non-controlling	0
Others adjustment from non-controlling	(306,000)
Revenue	24,277,000
Cost of sales	(23,752,000)
Gross profit	525,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	525,000
Finance costs	(1,376,000)
Finance income	12,000
Finance income (cost)	(1,364,000)
Profit (loss) before tax	(839,000)
Tax expense (income)	(28,000)
Profit (loss)	(867,000)
Profit (loss), attributable to owners of parent	(607,000)
Profit (loss), attributable to non-controlling interests	R$ (260,000)
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Total
Disclosure of subsidiaries [line items]
Current assets	R$ 539,245,000
Current liabilities	(431,172,000)
Current assets (liabilities)	108,073,000
Non-current assets	1,311,545,000
Non-current liabilities	(448,933,000)
Non-current Assets Liabilities	862,612,000
Assets (liabilities)	970,685,000
Net assets controlling	970,685,000
Net assets non-controlling	0
Accumulated NCI adjusted	283,738,000
Others adjustment from non-controlling	83,189,000
Non-controlling interests	366,927,000
Revenue	1,269,655,000
Cost of sales	(1,078,911,000)
Gross profit	190,744,000
Selling, general and administrative expense	0
Other expense	(74,590,000)
Operating expense	74,590,000
Profit (loss) from operating activities	265,334,000
Finance costs	(64,923,000)
Finance income	8,011,000
Finance income (cost)	(56,912,000)
Profit (loss) before tax	208,422,000
Tax expense (income)	(58,681,000)
Profit (loss)	149,741,000
Profit (loss), attributable to owners of parent	70,427,000
Profit (loss), attributable to non-controlling interests	R$ 79,314,000